U.S. SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549

                            FORM 24F-2
                 Annual Notice of Securities Sold
                      Pursuant to Rule 24f-2

     Read instructions at end of Form before preparing Form.
                      Please print or type.



     1.   Name  and  address of issuer: Prudential Municipal
          Series  Fund, 100 Mulberry Street, Gateway  Center
          Three, Newark, New Jersey 07102-4077.

     2. Name of each series or class of funds for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):
                                                       [X]

     3.   Investment Company Act File Number:  811-4023.
          Securities Act File Number: 2-91216.

     4(a).Last day of fiscal year for which this Form is filed: August 31, 1998.

       (b).[  ]  Check box if this Form is being filed  late
(i.e. more
          than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

     Note: If the Form is being filed late, interest must be paid on the registration fee due.

     4(c).[  ] Check box if this is the last time the issuer
     will be      filing this Form

     5.   Calculation of registration fee:

         (i) Aggregate sale price of securities
             sold during the fiscal year pursuant
             to                section                24(f):
$2,705,324,948

        (ii) Aggregate price of securities redeemed
             or repurchased during the fiscal year
             (if                                applicable):
$2,693,702,865

       (iii) Aggregate price of securities redeemed
             or repurchased during any prior fiscal
             year ending non earlier than October 11,
             1995 that were not previously used to
             reduce registration fees payable to the
             Commission.
$168,407,895

        (iv)Total available redemption credits
                 [add     items     5(ii)    and     5(iii).
$2,862,110,760

         (v)Net sales - If item 5(i) is greater
             than Item 5(iv) [subtract item 5(iv)
             from item 5(i).                        $
        (vi)      Redemption credits available for use
             in future years.
             -if item 5(i) is less than item 5(iv)
               [subtract   item  5(i)  from   item   (5(iv)]
($156,785,812)

       (vii)     Multiplier for determining registration
               fee  (See  instuction  C.9):                x
 .000278
      (viii)    Registration fee due [multiply item 5(v)
             by item 5(vii)] enter "0" if no fee is
             due.                                    =$    0

          6.   Prepaid Shares

           If  the  response to item 5(i) was determined  by
deducting            an  amount  of  securities  that   were
registered  under the               Securities Act  of  1933
pursuant  to  rule  24e-2  as  in             effect  before
[effective date of rescission of rule 24e-         2],  then
report  the amount of securities (number of           shares
or other units) deducted here:   0     . If there           is   a number of
shares or other units that were                   registered pursuant to rule
24e-2 remaining unsold at the           end of the fiscal year for which this
form is filed that       are available for use by the issuer in future fiscal
years, then state that number here:    0    .

     7.   Interest due - if this Form is being filed
             more than 90 days after the end of the of
             the issuer's fiscal year (See Instruction D):+$
     0
          8.   Total amount of the registration fee due
               plus any interest due [line 5(viii)plus
               line 7]:                                     =$
     0

           9.     Date   the  registration   fee   and   any
interest payment was
         sent to the Commission's lockbox depository:


         Method of Delivery:

                   [ ] Wire Transfer
                   [ ] Mail or other means


                            SIGNATURES

This report has been signed below by the following persons
on         behalf of the issuer and in the capacities and
on the dates         indicated.

By (Signature and Title)/s/ Deborah A. Docs

                         Secretary

Date  November 24, 1998